UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Revenue	$ 51,993	$ 45,642	$ 102,555	$ 81,903
Cost of revenue	(21,266)	(21,704)	(42,428)	(38,063)
Gross profit	30,727	23,938	60,127	43,840
Fulfillment expense	(12,735)	(10,838)	(24,887)	(20,239)
Sales and advertising expense	(5,517)	(4,151)	(10,595)	(7,253)
Technology and content expense	(9,010)	(9,217)	(17,894)	(18,862)
General and administrative expense	(16,825)	(16,963)	(34,776)	(34,152)
Other operating income	1,090	767	2,124	1,569
Other operating expense	(107)	(60)	(348)	(82)
Operating loss	(12,377)	(16,524)	(26,249)	(35,179)
Finance income	541	2,985	1,003	6,341
Finance costs	986	(2,731)	(3,423)	(3,918)
Loss before Income tax	(10,850)	(16,270)	(28,669)	(32,756)
Income tax benefit / (expense)	(886)	(321)	(794)	(542)
Loss for the period	(11,736)	(16,591)	(29,463)	(33,298)
Attributable to:
Equity holders of the Company	(11,739)	(16,592)	(29,469)	(33,302)
Non-controlling interests	3	1	6	4
Loss for the period	(11,736)	(16,591)	(29,463)	(33,298)
Other comprehensive loss that may be classified to profit or loss in subsequent periods
Exchange differences gain / (loss) on translation of foreign operations	(6,129)	(45,918)	(1,035)	(68,820)
Other comprehensive loss on net investment in foreign operations	4,092	44,764	2,184	65,078
Other comprehensive income / (loss) on financial assets at fair value through OCI	0	1,679	0	1,875
Other comprehensive income / (loss)	(2,037)	525	1,149	(1,867)
Total comprehensive loss for the period	(13,773)	(16,066)	(28,314)	(35,165)
Attributable to:
Equity holders of the Company	(13,779)	(16,037)	(28,323)	(35,122)
Non-controlling interests	6	(29)	9	(43)
Total comprehensive loss for the period	$ (13,773)	$ (16,066)	$ (28,314)	$ (35,165)
Earnings per share (EPS) in USD:
Basic Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (0.05)	$ (0.07)	$ (0.12)	$ (0.14)
Diluted Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (0.05)	$ (0.07)	$ (0.12)	$ (0.14)